SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)		9 Months Ended
	Jan. 07, 2021	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
FDIC insured limit			$ 250,000
Finite-lived intangible asset, useful life		5 years	5 years
Goodwill			$ 2,096,089	$ 2,096,089
Minimum [Member]
Property, Plant and Equipment [Line Items]
Percentage of revenue	70.00%	70.00%
Maximum [Member]
Property, Plant and Equipment [Line Items]
Percentage of revenue	85.00%	85.00%